Intangible Assets, Less Accumulated Amortization (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Less Accumulated Amortization [Abstract]
Schedule of Intangible Assets

	December 31,
	2012	2011
Patents and trademarks	$16,222	$14,414
Web site development	1,821	1,518
Software development	647	647
IPR&D acquired in a business combination (note 16B)	5,306	5,306
Patents and technology acquired in business
combinations	15,667	12,562
Trademarks and trade names acquired in
business combinations	4,020	4,020
Customer relationships acquired in business
combinations	3,556	2,891

Intangible assets, at cost	47,239	41,358

Accumulated amortization	(16,534)	(12,283)

Intangible assets, less accumulated amortization	$30,705	$29,075